Financial Information as per operating segments (Details 6) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Cash flows from operating activities		$ 242,320,045	$ 429,313,131	$ 262,161,431
Cash flows from investing activities		(144,185,726)	(199,002,101)	(173,614,379)
Cash flows from financing activities		(199,420,161)	(52,963,862)	(53,001,198)
Chile operating segment [Member]
Statement [Line Items]
Cash flows from operating activities		139,560,085	155,728,711	161,413,504
Cash flows from investing activities		(125,009,624)	(115,670,330)	(78,746,298)
Cash flows from financing activities		(14,458,606)	(60,093,788)	(65,996,567)
International Business Operating Segment [Member]
Statement [Line Items]
Cash flows from operating activities		3,885,657	228,740,495	58,773,027
Cash flows from investing activities		(38,558,437)	(35,475,310)	(32,312,751)
Cash flows from financing activities		25,039,794	(100,573,425)	(8,217,846)
Wines operating segment [Member]
Statement [Line Items]
Cash flows from operating activities		37,196,293	14,340,011	16,167,068
Cash flows from investing activities		(28,895,781)	(16,749,301)	(10,870,574)
Cash flows from financing activities		439,231	3,741,241	(15,171,642)
Others [Member]
Statement [Line Items]
Cash flows from operating activities		61,678,010	30,503,914	25,807,832
Cash flows from investing activities	[1],[2]	48,278,116	(31,107,160)	(51,684,756)
Cash flows from financing activities	[1],[2]	$ (210,440,580)	$ 103,962,110	$ 36,384,857

[1]	It includes contribution to joint ventures. See Note 8 - Cash and cash equivalents.
[2]	Others include Corporate Support Units, due to cash flows are managed by CCU.